Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2025
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The following table summarizes the financial results from discontinued operations of Jiuxin Investment:

	For the eleven months ended February 28, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
REVENUES, NET	$93,447,763	$107,536,353	$115,736,856

COST OF GOODS SOLD	69,024,370	81,306,222	85,057,834

GROSS PROFIT	24,423,393	26,230,131	30,679,022

SELLING EXPENSES	25,303,379	26,451,364	27,911,138
GENERAL AND ADMINISTRATIVE EXPENSES	2,970,154	3,909,412	10,530,943
TOTAL OPERATING EXPENSES	28,273,533	30,360,776	38,442,081

LOSS FROM DISCONTINUED OPERATIONS	(3,850,140)	(4,130,645)	(7,763,059)

OTHER INCOME (EXPENSES):
INTEREST INCOME	421,839	318,874	852,326
INTEREST EXPENSE	(6,291)	(13,604)	(65,854)
INVESTMENT LOSS	-	-	85,382
OTHER INCOME (EXPENSES)	(561,791)	481,064	1,587,729

LOSS FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	(3,996,383)	(3,344,311)	(5,303,476)

PROVISION FOR INCOME TAXES	107,335	104,225	-

NET LOSS FROM DISCONTINUED OPERATIONS	(4,103,718)	(3,448,536)	(5,303,476)
LESS: NET LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO NONCONTROLLING INTEREST	5,384	(14)	(252)
NET LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO JIUXIN INVESTMENT	(4,109,102)	(3,448,522)	(5,303,224)

The following table summarizes the assets and liabilities from discontinued operations of Jiuxin Investment:

As of February 28,
2025
Cash and cash equivalents	$12,942,759
Restricted cash	9,410,491
Trade accounts receivables	7,627,735
Inventories	7,886,336
Other receivables, net	12,272,723
Advances to suppliers	587,731
Due from related parties	-
Other current assets	1,565,261
Total current assets of discontinued operations	52,293,036
Property and equipment, net	4,430,211
Long-term investment	1,184,984
Farmland assets	628,710
Long-term deposits	1,087,447
Intangible assets, net	1,684,251
Operating lease right-of-use assets	8,876,245
Other noncurrent assets	661,329
Total non-current assets of discontinued operations	18,553,177
Accounts payable	$22,018,532
Notes payable	20,955,354
Other payables	28,734,698
Due to related parties	342,196
Customer deposits	89,324
Taxes payable	392,801
Accrued liabilities	187,423
Current portion of operating lease liabilities	2,704,581
Total current liabilities of discontinued operations	75,424,909
Long-term operating lease liabilities	3,871,823
Total non-current liabilities of discontinued operations	3,871,823

The following table summarizes gain of divestiture of Jiuxin Investment:

Total considerations for divestiture of Jiuxin Investment	$4,102,848
Less: Net asset of Jiuxin Investment	(8,450,519)
Add: Noncontrolling interests	(1,341,489)
Add: Additional paid-in capital	796,422
Add: Statutory reserve	1,309,109
Add: Accumulated other comprehensive income	2,440,344
Gain on divestiture of Jiuxin Investment	$15,757,753

The following table summarizes cash flows related to discontinued operations for the period from March 31, 2024 through February 28, 2025：

Period from March 31, 2024 through February 28, 2025
Operating activities of discontinued operations	(97,503)
Investing activities of discontinued operations	(615,267)
Financing activities of discontinued operations	(5,334,555)